TRUST ACCOUNT AND FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
May 31, 2018
Trust Account And Fair Value Measurements Tables Abstract
Schedule of fair value measured of valuation

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at May 31, 2018 and May 31, 2017, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	May 31, 2018	May 31, 2017
Assets:
Cash and marketable securities held in Trust Account	1	$52,895,652	$—